Balance Sheet Impact of Net Unrealized Gains on Securities (Details) - USD ($) $ in Millions	Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Available-for-sale Securities [Abstract]
Fixed maturities, Available for sale, Amortized Cost	$ 24,253		$ 21,820		$ 19,445
Equity securities, Available for sale, Amortized Cost	508		340		233
Fixed maturities, Available for sale, Fair Value	25,201		23,101		20,261
Equity securities, Available for sale, Fair Value	503		386		273
Deferred policy acquisition costs	748		580		748		$ 329		$ 599
Annuity benefits accumulated	(25,763)		(23,492)		(20,658)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Unrealized gain, pretax	467		721		472
Deferred tax on unrealized gain	(163)		(252)		(165)
Unrealized gain, after tax (included in AOCI)	304	[1]	469	[1]	307	[1]	534	[1]	308
Fixed maturities [Member]
Available-for-sale Securities [Abstract]
Fixed maturities, Available for sale, Amortized Cost	24,253		21,820		19,445
Fixed maturities, Available for sale, Fair Value	25,201		23,101		20,261
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Unrealized gain, pretax	948		1,281		816
Equity securities [Member]
Available-for-sale Securities [Abstract]
Equity securities, Available for sale, Fair Value	503		386		273
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Unrealized gain, pretax	(5)		46		40
Deferred policy acquisition costs [Member]
Available-for-sale Securities [Abstract]
Deferred policy acquisition costs	748		580		748
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Unrealized gain, pretax	(385)		(525)		(336)
Annuity benefits accumulated [Member]
Available-for-sale Securities [Abstract]
Annuity benefits accumulated	(25,763)		(23,492)		(20,658)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Unrealized gain, pretax	(111)		(112)		(70)
Unearned Revenue (included in Other Liabilities) [Member]
Available-for-sale Securities [Abstract]
Unearned revenue (included in Other Liabilities)	(24)		(19)		(47)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Unrealized gain, pretax	20		31		22
Excluding Unrealized Gains [Member]
Available-for-sale Securities [Abstract]
Deferred policy acquisition costs	1,136		1,105		1,084		$ 1,027		$ 1,031
Excluding Unrealized Gains [Member] | Fixed maturities [Member]
Available-for-sale Securities [Abstract]
Fixed maturities, Available for sale, Amortized Cost	24,253		21,820		19,445
Excluding Unrealized Gains [Member] | Equity securities [Member]
Available-for-sale Securities [Abstract]
Equity securities, Available for sale, Amortized Cost	508		340		233
Excluding Unrealized Gains [Member] | Deferred policy acquisition costs [Member]
Available-for-sale Securities [Abstract]
Deferred policy acquisition costs	1,133		1,105		1,084
Excluding Unrealized Gains [Member] | Annuity benefits accumulated [Member]
Available-for-sale Securities [Abstract]
Annuity benefits accumulated	(25,652)		(23,380)		(20,588)
Excluding Unrealized Gains [Member] | Unearned Revenue (included in Other Liabilities) [Member]
Available-for-sale Securities [Abstract]
Unearned revenue (included in Other Liabilities)	$ (44)		$ (50)		$ (69)

[1]	Includes net unrealized gains of $33 million at September 30, 2015 (unaudited) compared to net unrealized gains of $37 million, $35 million and $23 million at December 31, 2014, 2013 and 2012, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.